Deferred Revenue	12 Months Ended
Dec. 31, 2022
Deferred Revenue [Abstract]
DEFERRED REVENUE

NOTE 8 – DEFERRED REVENUE

The following table represents the changes in deferred revenue for the year ended December 31, 2022 and December 31, 2021:

Deferred Revenue (U.S. Dollars in thousands)
Balance at December 31, 2020	$-
Increase due to the business combinations	483
Additions	467
Revenue recognized in the reported period	(288)
Balance at December 31, 2021 (*)	$662
Additions	102
Revenue recognized in the reported period -	(184)
Balance at December 31, 2022 (**)	$580

*	Includes $415 thousand under long term deferred revenue in the Company’s consolidated balance sheets as of December 31, 2021.

**	Includes $398 thousand under long term deferred revenue in the Company’s consolidated balance sheets as of December 31, 2022.